Segment Reporting Revenue from External Customers by Products and Services (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue, Net	$ 253,727	$ 240,938	$ 1,248,264	$ 1,320,184	$ 1,006,993
UNITED STATES
Revenue from External Customer [Line Items]
Revenue, Net			372,014	353,416	203,438
Americas [Member]
Revenue from External Customer [Line Items]
Revenue, Net			195,748	252,316	177,396
Asia Pacific [Member]
Revenue from External Customer [Line Items]
Revenue, Net			235,658	240,220	193,061
Europe Middle East Africa [Member]
Revenue from External Customer [Line Items]
Revenue, Net			$ 444,844	$ 474,232	$ 433,098